ALLOWANCE FOR DOUBTFUL ACCOUNTS	12 Months Ended
Mar. 31, 2019
ALLOWANCE FOR DOUBTFUL ACCOUNTS
ALLOWANCE FOR DOUBTFUL ACCOUNTS

4.ALLOWANCE FOR DOUBTFUL ACCOUNTS

An analysis of the movement in the allowance for doubtful accounts for the years ended March 31, 2017, 2018 and 2019, is as follows:

	Thousands of Yen
	2017	2018	2019
Balance at beginning of year	¥75,269	¥165,635	¥81,065
Provision (release) for doubtful accounts	89,474	(74,803)	142
Translation adjustment	892	(9,767)	3,508
Balance at end of year	¥165,635	¥81,065	¥84,715